UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         May 12, 2011
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    82
                                                    ------------------

Form 13F Information Table Value Total:              $ 417,685
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    19183   205168 SH       Sole                   204568               600
ALCOA, INC.                    COM              013817101      198    11220 SH       Sole                    11220
ALLSTATE CORP.                 COM              020021010      222     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      459    17630 SH       Sole                    16630              1000
APPLE INC                      COM              037833100     2445     7016 SH       Sole                     7016
ASCENT MEDIA CORP              COM              043632108     9771   200018 SH       Sole                   200018
AT&T CORP.                     COM              001957109      574    18739 SH       Sole                    18739
BANK OF AMERICA                COM              060505104      192    14429 SH       Sole                    14429
BERKSHIRE HATHAWAY CL A        COM              084670108      752        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702     7978    95400 SH       Sole                    95400
BP PLC - SPONS ADR             COM              056622104      299     6766 SH       Sole                     6766
BRISTOL-MYERS                  COM              110122108      624    23600 SH       Sole                    23600
BROCADE COMM.                  COM              111621306     6771  1101000 SH       Sole                  1101000
CHEVRON CORP                   COM              166764100     7597    70675 SH       Sole                    70125               550
CISCO SYSTEMS                  COM              17275R102     2692   156950 SH       Sole                   156950
CNO FINL.GROUP                 COM              12621e103    25294  3368050 SH       Sole                  3368050
COCA COLA CO                   COM              191216100     5804    87492 SH       Sole                    86592               900
CONOCOPHILLIPS                 COM              20825C104     1624    20330 SH       Sole                    20330
CVS CORP.                      COM              126650100    12462   363107 SH       Sole                   363107
DISCOVER COMM  C               COM              25470F302    13173   374124 SH       Sole                   374124
DU PONT                        COM              163534109      638    11600 SH       Sole                    11600
EMC CORP./MASS                 COM              268648102      531    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102     1173    13943 SH       Sole                    13943
FEDERATED INVESTORS            COM              314211103      788    29447 SH       Sole                    29447
FORTUNE BRANDS                 COM              349631101    17402   281190 SH       Sole                   281190
GENERAL ELECTRIC               COM              369604103      278    13871 SH       Sole                    13871
GOOGLE INC                     COM              38259P508     1019     1737 SH       Sole                     1737
GRUBB & ELLIS                  COM              400095204       16    20000 SH       Sole                    20000
HALLMARK FINANCIAL SERVICES    COM              40624q203     5447   650000 SH       Sole                   650000
HARMAN INTL.                   COM              413086109    17848   381200 SH       Sole                   381200
HOME DEPOT INC.                COM              437076102      244     6575 SH       Sole                     6575
INTEL CORP                     COM              458140100     3187   157935 SH       Sole                   155935              2000
ITT INDUSTRIES                 COM              450911102     7506   125000 SH       Sole                   125000
J.P. MORGAN CHASE              COM              46625H100     7551   163786 SH       Sole                   162286              1500
JOHNSON & JOHNSON              COM              478160104     4907    82816 SH       Sole                    82816
LIBERTY MEDIA-INTERACTIVE      COM              53071M104     6832   425925 SH       Sole                   425925
MCDONALD'S CORP.               COM              580135101      352     4624 SH       Sole                     4624
MERITOR SAVINGS BANK           COM              590007100     3410  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104    13288   523338 SH       Sole                   523338
NETFLIX INC.                   COM              64110L106      404     1700 SH       Sole                     1700
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
OMNICARE INC                   COM              681904108    13466   449000 SH       Sole                   449000
PACIFIC RIM MINING             COM              694915208       20    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     1088    35000 SH       Sole                    35000
PFIZER INC                     COM              717081103    11861   584010 SH       Sole                   580810              3200
PHILIP MORRIS INTl.            COM              718172109    13496   205634 SH       Sole                   204434              1200
PINNACLE WEST                  COM              723484101      578    13500 SH       Sole                    12000              1500
PNC BANK CORP.                 COM              693475105      365     5790 SH       Sole                     5790
PRIMEDIA INC                   COM              74157K846     4870  1000000 SH       Sole                  1000000
PROCTER & GAMBLE               COM              742718109      338     5483 SH       Sole                     5483
QUALCOMM INC.                  COM              747525103    17947   327321 SH       Sole                   326321              1000
ROYAL DUTCH SHELL              COM              780259206     1290    17700 SH       Sole                    17700
SATCON TECH                    COM              803893106      154    40000 SH       Sole                    40000
TRANS ENERGY INC               COM              89323B306       64    21450 SH       Sole                    21450
TYCO INTL.                     COM              G9143X208    22474   501996 SH       Sole                   499996              2000
UNITED BANKSHARES              COM              909907107      292    11000 SH       Sole                    11000
USG Corp                       COM              903293405     3070   184245 SH       Sole                   184245
VERIZON COMM.                  COM              92343V104     8588   222837 SH       Sole                   222837
ZIMMER HOLDINGS                COM              98956P102    12759   210785 SH       Sole                   210785
GENERAL MOTORS 4.75% 12/1/13   PREF             37045v209     7505   155700 SH       Sole                   154700              1000
ISHARES SILVER TRUST           MUTUAL           46428Q109      243     6600 SH       Sole                     6600
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      296     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     2260    37600 SH       Sole                    37600
SPDR-HEALTHCARE                MUTUAL           81369Y209     2086    63000 SH       Sole                    63000
SPDR-UTILITIES                 MUTUAL           81369Y886      382    12000 SH       Sole                    12000
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1040    21530 SH       Sole                    21530
iSHARES DIVIDEND               MUTUAL           464287168      354     6800 SH       Sole                     5300              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      325     8200 SH       Sole                     8200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    42884   709176 SH       Sole                   706176              3000
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      407     5927 SH       Sole                     5927
ISHARES EAFE GROWTH INDEX      COM              464288885     1429    22966 SH       Sole                    22966
MARKET VECTORS VIETNAM ETF     COM              57060U761      261    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     1433    24275 SH       Sole                    24275
ISHARES COMEX GOLD TRUST       COM              464285105      757    54005 SH       Sole                    54005
SPDR GOLD TRUST                COM              78463v107     9075    64885 SH       Sole                    64385               500
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2757    90893 SH       Sole                    90893
iSHARES AGGREG. INDEX          BOND             464287226     8657    82350 SH       Sole                    81350              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2212    21175 SH       Sole                    21175
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      429    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      860    70645 SH       Sole                    70645
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8052   337900 SH       Sole                   337900
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      328     3300 SH       Sole                     3300